Stock Based Compensation Plans: (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of year	5,698,000	5,443,000	6,753,188
Weighted average exercise price - options outstanding	$ 2.31	$ 2.21	$ 1.77
Options exercised	(369,500)	(55,000)	(1,560,188)
Weighted average exercise price - options exercised	$ 1.84	$ 1.82	$ 0.43
Options granted	315,000	310,000	250,000
Weighted average exercise price - options granted	$ 3.90	$ 4.02	$ 3.00
Options outstanding - end of year	5,643,500	5,698,000	5,443,000
Weighted average exercise price - options outstanding	$ 2.43	$ 2.31	$ 2.21
Options exercisable - end of year	5,593,500	5,491,331	4,493,000
Weighted average exercise price - options exercisable	$ 2.42	$ 2.25	$ 2.27